INCOME TAX - Reconciliation between total expenses of income tax and tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Profit before income tax	$ 6,475,284	$ 7,451,711	$ 7,334,141
Enacted tax rate in Colombia	36.00%	33.00%	37.00%
Theoretical income tax expense	$ 2,331,102	$ 2,459,065	$ 2,713,632
Non deductible expenses	613,118	484,615	373,918
Tax losses considered non recoverable for income tax purpose	39,843	54,698	100,249
Presumptive income considered non recoverable for income tax purpose	(5,074)	7,071	33,296
Nontaxable dividends	(31,770)	(24,172)	(23,457)
Nontaxable income under equity method in associates	(79,258)	(69,399)	(39,901)
Profit (loss) in sales or appraisal of investment	2,492	(1,167)	(2,148)
Nontaxable interest income and other income	(86,195)	(19,088)	(212,992)
Other nontaxable income	(386,496)	(339,253)	(167,091)
Revenues taxable by different tax rate	5,511	(5,851)	15,378
Difference from expenses deductibles at different tax rate			(11,060)
Tax benefits in the acquisition of property and equipment	(25,470)	(42,375)	(22,715)
Tax discounts	(111,165)	(80,742)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(422,894)	(116,155)	(168,117)
Effect on the deferred income tax due to changes in tax rates	(102,617)	(129,172)	(308,534)
Prior years adjustments	(52,539)	(16,931)	(74,230)
Adjustments due to uncertain tax positions in previous year	8,539	(22,113)	24,277
Deferred taxes - Prior years adjustments	7,892	(86,473)
Other	4,482	33,699	(80,915)
Withholding Tax	134,167
Total tax expense	$ 1,843,668	$ 2,086,257	$ 2,149,590
Effective income tax rate	28.47%	28.00%	29.31%
Statutory tax rate	36.00%
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	$ 262,901
Tax Discount	47,155
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Tax Discount	7,068
Banco Popular S.A.
Disclosure of income tax [Line Items]
Tax Discount	6,257
Banco AV Villas
Disclosure of income tax [Line Items]
Tax Discount	10,444
Corficolombiana
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	133,329
Tax Discount	$ 8,498
Rent surcharge rate	4.00%
Grupo Aval Holding
Disclosure of income tax [Line Items]
Tax Discount	$ 1,230
Other entities
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	$ 7,611
Costa Rica
Disclosure of income tax [Line Items]
Enacted tax rate in Colombia	30.00%	30.00%	30.00%
Withholding Tax	$ 87,919